CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,350,442	$ 168,003	$ 1,026,902
Marketable securities	208,025	184,800	0
Accounts receivable, net of allowance for doubtful accounts of $530,777, $0 and $0, respectively	337,475	1,864,506	2,052,000
Notes receivable	75,000	115,000	0
Inventory	2,466,897	1,269,454	416,254
Prepaid expenses and other current assets	1,012,195	89,241	0
Total current assets	5,450,034	3,691,004	3,495,156
Property and equipment, net of accumulated depreciation of $42,779, and $21,123 and 43,491, respectively	151,984	140,658	51,018
Assets held for resale	399,594	0	0
Investments, at cost	0	1,200,000	0
Intangible assets, net of accumulated amortization of $70,459, $32,750, and $0 respectively	800,904	682,429	0
Note receivable	155,000	0	0
Goodwill	1,100,037	1,090,037	0
Deposits and other assets	72,726	98,726	4,850
Total assets	8,130,279	6,902,854	3,551,024
Current liabilities
Accounts payable and accrued expenses	1,505,998	598,314	265,737
Deferred revenue	0	0	1,608,280
Notes payable	299,605	75,000	50,000
Related party notes payable	491,674	111,794	869,038
Convertible notes payable	1,939,801	0	0
Derivative liability	1,228,108	0	0
Customer deposits	587,088	203,186	0
Current portion of long-term debt	0	0	16,428
Total current liabilities	6,052,274	988,294	2,809,483
Long term-debt, less current portion	0	0	42,420
Total liabilities	6,052,274	988,294	2,851,903
Stockholders' equity
Preferred stock, $0.001 par value: 10,000,000 authorized; 3,000,000, 3,000,000 and 6,000,000 issued and outstanding as of September 30, 2014 and December 31, 2013 and 2012, respectively	3,000	3,000	6,000
Common stock, $0.001 par value: 100,000,000 authorized, 30,105,331, 29,525,750, and 27,367,144 issued and outstanding as of September 30, 2014 and December 31, 2013 and 2012, respectively	30,105	29,526	27,367
Additional paid-in capital	10,244,278	6,785,358	1,150,673
Common stock subscribed	0	(15,000)	(153,250)
Treasury stock	(1,209,600)	0	0
Retained Earnings	(6,989,778)	(888,324)	(331,669)
Total stockholders' equity	2,078,005	5,914,560	699,121
Total liabilities and stockholders' equity	$ 8,130,279	$ 6,902,854	$ 3,551,024